Investment Strategy	Apr. 29, 2026
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. listed large capitalization companies and in derivatives that have economic characteristics similar to such securities. The Fund defines large capitalization companies as those companies included in the Russell 1000 Index, a widely-recognized benchmark that measures the performance of the approximately 1,000 largest U.S. stocks, or with market capitalization within the capitalization range of the Russell 1000 Index, at time of purchase. Equity securities in which the Fund invests include common stocks and preferred stocks. The Fund also invests in derivatives that are equity equivalent securities or instruments whose values are based on common stocks (i.e., convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps).

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector. The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own and/or manage properties.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by RIM or by RIM and a non-discretionary sub-adviser that provides the Adviser and RIM with investment recommendations in the form of a model portfolio, which RIM utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. listed large capitalization companies and in derivatives that have economic characteristics similar to such securities.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies economically tied to the U.S. and in derivatives that have economic characteristics similar to such securities. The Fund defines large capitalization companies as those companies included in the Russell 1000 Index, a widely-recognized benchmark that measures the performance of the approximately 1,000 largest U.S. stocks, or with market capitalization within the capitalization range of the Russell 1000 Index, at time of purchase. Equity securities in which the Fund invests include common stocks and preferred stocks. As a substitute for equities, the Fund also invests in derivatives that are equity equivalent securities or instruments whose values are based on common stocks (i.e., convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps). The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector. The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own and/or manage properties

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by FT or by FT and a non-discretionary sub-adviser affiliated with FT that provides the Adviser and FT with investment recommendations in the form of a model portfolio, which FT utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. FT also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies economically tied to the U.S. and in derivatives that have economic characteristics similar to such securities. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector.
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. listed small capitalization companies and in derivatives that have economic characteristics similar to such securities. The Fund defines small capitalization companies as those companies included in the Russell 2000 Index or within the capitalization range of the Russell 2000 Index at the time of purchase. Equity securities in which the Fund invests include common stocks and preferred stocks. The Fund also invests in derivatives that are equity equivalent securities or instruments whose values are based on common stocks (i.e., convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps). The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

The Fund, from time to time, may invest a significant portion of its total assets in securities of companies in a particular sector or particular sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the financials and industrials sectors. The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own and/or manage properties.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by FT or by FT and a non-discretionary sub-adviser affiliated with FT that provides the Adviser and FT with investment recommendations in the form of a model portfolio, which FT utilizes to purchase and sell securities for the Fund. The sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeve, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. FT also manages the Fund's cash balances and may manage portions of the Fund during transitions between sub-adviser strategies.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. listed small capitalization companies and in derivatives that have economic characteristics similar to such securities.
Venerable International Equity Fund | Venerable Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in real estate companies and in derivatives that have economic characteristics similar to such securities. The Fund considers a company to be a real estate company if it is included in the Global Industry Classification Standard ("GICS") real estate sector.

The Fund seeks to achieve its objective by investing in equity securities of real estate companies economically tied to the U.S. In determining if a security is economically tied to the U.S., the Fund generally looks to the "country of risk" of the issuer as determined by a third party such as Bloomberg L.P. The Fund invests principally in securities of companies, known as real estate investment trusts ("REITs") and other REIT-like entities, that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund concentrates (i.e., invests greater than 25% of its net assets) in companies in the real estate industry.

The Fund may invest in large, medium or small capitalization companies.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by RIM or by RIM and a non-discretionary sub-adviser that provides the Adviser and RIM with investment recommendations in the form of a model portfolio, which RIM utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in real estate companies and in derivatives that have economic characteristics similar to such securities.
Venerable International Equity Fund | Venerable International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and in derivatives that have economic characteristics similar to such securities. Equity securities in which the Fund invests include common stocks, preferred stocks, warrants, rights, participatory notes ("P-Notes"), convertible securities, and depositary receipts. The Fund also invests in derivatives that are equity-equivalent securities or instruments whose values are based on common stocks (i.e., synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index), and index swaps and currency forwards). The fund invests principally in developed countries but may invest in emerging markets. The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

Under normal market conditions, the Fund invests principally in issuers located outside of the United States. The Fund considers an investment to be tied economically to a country if the issuer: (i) has a class of its securities whose principal securities market is in the country; (ii) is organized under the laws of, or has a principal office in, the country; (iii) derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in the country; or (iv) maintains 50% or more of its assets in the country. The Fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country. The Fund may invest a portion of its assets in emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund invests principally in large and medium capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI EAFE Index (a widely recognized benchmark that measures the performance of mid- and large-cap companies across developed markets, excluding the U.S. and Canada).

The Fund may use derivatives to manage country and currency exposure and facilitate the implementation of its investment strategy. For example, the Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security but are generally exercisable over a longer term than typical options. Participation notes are a form of derivative issued by a bank or broker-dealer that provide the same exposure to an underlying security as buying the underlying security directly. A low exercise price warrant gives the holder the right to purchase an underlying security at a price lower than the current market price, which can be advantageous if the market price of the underlying security increases. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the financials sector.

The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own, operate, or finance properties.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by FT or by FT and a non-discretionary sub-adviser affiliated with FT that provides the Adviser and FT with investment recommendations in the form of a model portfolio, which FT utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. FT also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and in derivatives that have economic characteristics similar to such securities.
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of emerging market companies and in derivatives that have economic characteristics similar to equity securities of emerging market companies.

The Fund invests in equity securities, including common stocks and preferred stocks, of companies economically tied to emerging market countries and in depositary receipts representing shares in such companies. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. In determining if a security is economically tied to an emerging market country, the Fund generally looks to the "country of risk" of the issuer as determined by a third party such as Bloomberg L.P. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund's investments may be illiquid investments.

The Fund may use derivatives, including country index futures, swaps, and/or currency forwards, to manage country and currency exposure and to facilitate the implementation of its investment strategy. For example, the Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security but are generally exercisable over a longer term than typical options. Participation notes are a form of derivative issued by a bank or broker-dealer that provide the same exposure to an underlying security as buying the underlying security directly. A low exercise price warrant gives the holder the right to purchase an underlying security at a price lower than the current market price, which can be advantageous if the market price of the underlying security increases. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector and the financials sector. In addition, the Fund expects to have a significant focus on issuers located in China.

The Fund may invest in other investment companies and other pooled investment vehicles. The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own and/or manage properties.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by RIM or by RIM and a non-discretionary sub-adviser that provides the Adviser and RIM with investment recommendations in the form of a model portfolio, which RIM utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies. The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of emerging market companies and in derivatives that have economic characteristics similar to equity securities of emerging market companies. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors.
Venerable World Equity Fund | Venerable World Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and in derivatives that have economic characteristics similar to such securities. Equity securities in which the Fund invests include common stocks, preferred stocks, warrants, rights, participation notes, convertible securities, and depositary receipts. The Fund also invests in derivatives that are equity-equivalent securities or instruments whose values are based on common stocks (i.e., synthetic foreign equity securities, convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps and currency forwards).

The Fund invests in a number of countries around the world in a globally diversified manner. Under normal market conditions, the Fund will invest in issuers economically tied to at least three different countries (including the United States) and invests in U.S. and non-U.S. securities as apportioned in the MSCI World Index (plus or minus 5%). A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund invests principally in large and medium capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI World Index (a widely-recognized benchmark that measures the performance of mid- and large-cap companies across developed markets) or with market capitalization within the capitalization range of the MSCI World Index.

The Fund may use derivatives to manage country and currency exposure and facilitate the implementation of its investment strategy. For example, the Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security but are generally exercisable over a longer term than typical options. Participation notes are a form of derivative issued by a bank or broker-dealer that provide the same exposure to an underlying security as buying the underlying security directly. A low exercise price warrant gives the holder the right to purchase an underlying security at a price lower than the current market price, which can be advantageous if the market price of the underlying security increases. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector.

The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own and/or manage properties.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by RIM or by RIM and a non-discretionary sub-adviser. that provides the Adviser and RIM with investment recommendations in the form of a model portfolio, which RIM utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies. The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and in derivatives that have economic characteristics similar to such securities. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector.
Venerable High Yield Fund | Venerable High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

High yield debt securities are those that are rated below investment grade, also known as "junk bonds." High yield debt securities are rated at the time of purchase below the top four ratings categories by at least one independent rating agency such as S&P Global Ratings (S&P) (rated BB+ and lower) and Moody's Investors Service (Moody's) (rated Ba1 and lower) or, if unrated, are determined to be of comparable quality by FT. Corporate issuers may include corporate or other business entities in which a sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest.

Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk. Debt securities include bonds; notes; debentures; convertible securities; bank loans and corporate loans; and senior and subordinated debt securities.

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody's or S&P (or deemed comparable by FT). The Fund may purchase loans and other direct indebtedness, including bank loans (also called "leveraged loans"). The Fund may also invest in defaulted debt securities.

The Fund may invest in debt securities of any maturity or duration. The Fund may invest in U.S. dollar denominated debt securities of issuers located in developed markets.

The Fund may purchase or receive equity securities and rights offerings, including in connection with restructurings.

The Fund may enter into certain derivative transactions, principally high yield credit default swaps and U.S. Treasury futures. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to interest rates, durations and credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. Derivatives that provide exposure to high yield corporate debt securities or to one or more market risk factors associated with such securities may be used to satisfy the Fund's policy to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities. The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities.
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in debt and fixed income securities.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

Although the Fund may invest in debt and fixed income securities of any maturity, under normal market circumstances, the target dollar-weighted average effective duration for the Fund is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by FT based on the Bloomberg US Aggregate Bond Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The Fund presently intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will generally only purchase debt securities rated, at the time of purchase, at least Baa3 by Moody's Investors Service or BBB- by S&P Global Ratings, or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated (as determined by the sub-adviser). These securities are known as "investment grade securities." The Fund may invest in securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers and may invest a substantial portion of its assets in mortgage-backed and asset-backed securities. The Fund may purchase loans and other direct indebtedness, including bank loans (also called "leveraged loans"). The Fund may acquire securities on a "when-issued," "delayed delivery" or "to-be-announced" basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include futures, options and swaps. Derivatives that provide exposure to debt and fixed income securities or to one or more market risk factors associated with such securities may be used to satisfy the Fund's policy to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in debt and fixed income securities. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), credit default swap indices, options (including options on credit default swaps) and futures contracts. Other instruments may also be used from time to time. The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in debt and fixed income securities.
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

In pursuing its investment objective, the Fund seeks, over the long term, to provide investment returns that exceed the level of U.S. inflation, as measured by the Consumer Price Index for All Urban Consumers. The Fund invests, under normal circumstances, principally in:

•  inflation-indexed fixed income securities, including U.S. Treasury Inflation Protected Securities ("TIPS") and other inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury.

•  Other bonds and debt obligations of any kind, including nominal debt securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality, corporate bonds and notes, mortgage- or asset-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced ("TBA") securities, bank loans, collateralized loan obligations, commercial paper, and certificates of deposit.

•  Repurchase agreements, which are agreements under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

•  Various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps (including inflation swaps and total return swaps), foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, inflation swaps, total return swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

The Fund may invest in securities of any maturity, although the Fund normally expects to maintain a dollar-weighted average effective duration, as estimated by the Fund's sub-adviser, within 3 years of that of its benchmark, the Bloomberg U.S. Treasury Inflation Notes Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The Fund intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will generally only purchase debt securities rated, at the time of purchase, at least Baa3 by Moody's Investors Service or BBB- by S&P Global Ratings, or have an equivalent rating by a nationally recognized statistical rating organization or are of comparable quality if unrated (as determined by the sub-adviser). These securities are known as "investment grade securities."

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

Venerable Large Cap Index Fund | Venerable Large Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures the investment return of large capitalization companies. Typically, the actual percentage is considerably higher. For purposes of the Fund's 80% policy, "large capitalization companies" are defined as issuers with a market capitalization within the range of companies in the S&P 500 Index at the time of purchase (the "Index"). The Fund uses an index-based investment approach designed to track the Index, a widely recognized benchmark of U.S. stock market performance whose constituents are generally considered large capitalization stocks.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund generally seeks to replicate the performance of the Index by giving approximately the same weight to a given stock as the Index does. However, under extraordinary circumstances, the Fund may at times hold securities not included in the Index or may not hold securities in the same proportions as the Index (for example, as a result of corporate actions with respect to stocks included in the Index (such as mergers and spin-offs), legal restrictions that apply to the Fund but not to the index (such as diversification requirements), or liquidity considerations with respect to a stock or extraordinary circumstances (such as if trading in a stock has been halted)). The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund pursues a strategy to be fully invested by exposing its cash to the performance of the Index by purchasing index futures contracts, which are derivatives.

The Fund may concentrate its investments (i.e. hold more than 25% of its total assets) in an industry to the extent that the Index is also concentrated.

As of the date of this Prospectus, a significant portion of the Index consisted of securities of companies in the information technology sector.

The Fund is classified as a diversified investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund. The Fund may be non-diversified for an indefinite period.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures the investment return of large capitalization companies. The Fund may concentrate its investments (i.e. hold more than 25% of its total assets) in an industry to the extent that the Index is also concentrated. As of the date of this Prospectus, a significant portion of the Index consisted of securities of companies in the information technology sector.
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures the investment return of mid capitalization companies. Typically, the actual percentage is considerably higher. The Fund uses an index-based investment approach designed to track the Russell Midcap Index (the "Index"), a widely recognized benchmark of U.S. stock market performance whose constituents are generally considered mid capitalization stocks.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund generally seeks to replicate the performance of the Index by giving approximately the same weight to a given security as the Index does. However, under extraordinary circumstances, the Fund may at times hold securities not included in the Index or may not hold securities in the same proportions as the Index (for example, as a result of corporate actions with respect to securities included in the Index (such as mergers and spin-offs), legal restrictions that apply to the Fund but not to the Index (such as diversification requirements), or liquidity considerations with respect to a security or extraordinary circumstances (such as if trading in a security has been halted). The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund pursues a strategy of being fully invested by exposing its cash to the performance of mid cap stocks by purchasing index swaps and index futures contracts, which are derivatives.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.

The Fund is classified as a diversified investment company in the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund. The Fund may be non-diversified for an indefinite period.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures the investment return of mid capitalization companies. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures investment return of small capitalization stocks. Typically, the actual percentage is considerably higher.

The Fund uses an index-based investment approach designed to track the Russell 2000 Index (the "Index"), a widely recognized benchmark of U.S. stock market performance whose constituents are generally considered small capitalization stocks.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund generally seeks to replicate the performance of the Index by giving approximately the same weight to a given security as the Index does. However, under extraordinary circumstances, the Fund may at times hold securities not included in the Index or may not hold securities in the same proportions as the Index (for example, as a result of corporate actions with respect to securities included in the Index (such as mergers and spin-offs), legal restrictions that apply to the Fund but not to the Index (such as diversification requirements), or liquidity considerations with respect to a security or extraordinary circumstances (such as if trading in a security has been halted). The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund pursues a strategy of being fully invested by exposing its cash to the performance of the Index by purchasing index futures contracts, which are derivatives.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.

The Fund is classified as a diversified investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund. The Fund may be non-diversified for an indefinite period.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures investment return of small capitalization stocks. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.
Venerable International Index Fund | Venerable International Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures the investment return of international developed market stocks. Typically, the actual percentage is considerably higher. The Fund uses an index-based investment approach designed to track the MSCI EAFE Index (the "Index"), a widely recognized benchmark of non-U.S. stock performance.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund generally seeks to replicate the performance of the Index by giving approximately the same weight to a given security as the Index does. However, under extraordinary circumstances, the Fund may at times hold securities not included in the Index or may not hold securities in the same proportions as the Index (for example, as a result of corporate actions with respect to securities included in the Index (such as mergers and spin-offs), legal restrictions that apply to the Fund but not to the Index (such as diversification requirements), or liquidity considerations with respect to a security or extraordinary circumstances (such as if trading in a security has been halted)). The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund pursues a strategy of being fully invested by exposing its cash to the performance of the Index by purchasing index swaps and index futures contracts, which are derivatives. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions, which also are derivatives. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.

As of the date of this Prospectus, a significant portion of the Index consisted of securities of companies in the financials sector.

The Fund is classified as a diversified investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund. The Fund may be non-diversified for an indefinite period.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures the investment return of international developed market stocks. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated. As of the date of this Prospectus, a significant portion of the Index consisted of securities of companies in the financials sector.
Venerable Bond Index Fund | Venerable Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures investment grade bonds traded in the U.S. Typically, the actual percentage is considerably higher. The Fund uses an index-based investment approach designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index"), a widely recognized benchmark of U.S. investment grade fixed income performance. The Index includes investment grade, U.S. denominated, fixed-rate taxable bonds.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund will generally employ a stratified sampling approach to build a portfolio whose broad characteristics match those of the Index without purchasing every security in that Index. The Fund's stratified sampling approach seeks to match the return and other characteristics of the Index by selecting a representative sample of component securities for the Fund based on the characteristics of the Index and the particular securities, such as interest rate sensitivity, credit quality and sector diversification. The Fund's securities holdings may differ from those represented in the Index.

The Fund pursues a strategy of being fully invested by exposing its cash to the performance of the Index by purchasing index swaps and index futures contracts, which are derivatives.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.

The Fund may acquire securities on a "when-issued," "delayed delivery" or "to-be-announced" basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.

The Fund is classified as a diversified investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund. The Fund may be non-diversified for an indefinite period.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures investment grade bonds traded in the U.S. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.
Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures investment grade corporate bonds traded in the U.S. Typically, the actual percentage is considerably higher. The Fund uses an index-based investment approach designed to track the Bloomberg U.S. Credit Corp 5-10 Year Index (the "Index"), a widely recognized benchmark that measures the performance of U.S. investment grade, fixed-rate, taxable corporate bonds with five to ten years left to maturity.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund will generally employ a stratified sampling approach to build a portfolio whose broad characteristics match those of the Index without purchasing every security in that Index. The Fund's stratified sampling approach seeks to match the return and other characteristics of the Index by selecting a representative sample of component securities for the Fund based on the characteristics of the Index and the particular securities, such as interest rate sensitivity, credit quality and sector diversification. The Fund's securities holdings may differ from those represented in the Index.

The Fund pursues a strategy of being fully invested by exposing its cash to the performance of the Index by purchasing index swaps, index futures contracts, interest rate swaps, credit default swaps, and credit default swap indices which are derivatives.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.

The Fund is classified as a diversified investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund. The Fund may be non-diversified for an indefinite period.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures investment grade corporate bonds traded in the U.S. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.
Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable Large Cap Index Fund and Venerable International Index Fund – and the following fixed income funds – Venerable Bond Index Fund and Venerable Intermediate Corporate Bond Index Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund seeks returns consistent with an investment approach that balances risk and return. The Fund's approximate target strategic asset allocation among the Underlying Funds is 25% equity and 75% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., mid- and large capitalization companies listed in the U.S. and other developed markets) and U.S. fixed income securities (i.e., U.S. investment grade fixed income securities including U.S. Treasuries, corporate bonds, asset-back securities, and mortgage-backed securities) and derivatives (i.e., index futures contracts and spot and forward currency contracts).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable Large Cap Index Fund and Venerable International Index Fund – and the following fixed income funds – Venerable Bond Index Fund and Venerable Intermediate Corporate Bond Index Fund.
Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable Large Cap Index Fund and Venerable International Index Fund – and the following fixed income funds – Venerable Bond Index Fund and Venerable Intermediate Corporate Bond Index Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund seeks returns consistent with an investment approach that balances risk and return. The Fund's approximate target strategic asset allocation among the Underlying Funds is 40% equity and 60% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., mid- and large capitalization companies listed in the U.S. and other developed markets) and U.S. fixed income securities (i.e., U.S. investment grade fixed income securities including U.S. Treasuries, corporate bonds, asset-back securities, and mortgage-backed securities) and derivatives (i.e., index futures contracts and spot and forward currency contracts).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable Large Cap Index Fund and Venerable International Index Fund – and the following fixed income funds – Venerable Bond Index Fund and Venerable Intermediate Corporate Bond Index Fund.
Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity fund – Venerable World Equity Fund – and the following fixed income funds – Venerable Strategic Bond Fund and Venerable High Yield Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund seeks returns consistent with an investment approach that balances risk and return. The Fund's approximate target strategic asset allocation among the Underlying Funds is 40% equity and 60% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., common stocks, preferred stocks, warrants, rights, participation notes, convertible securities, and depositary receipts) and U.S. and non-U.S. fixed income securities ( i.e., high yield securities, bank loans, distressed securities, and investment grade securities including government securities, asset-back securities, and mortgage-backed securities), and derivatives (i.e., futures, options, and swaps including index futures, interest rate swaps, credit default swaps, currency forwards, and U.S. Treasury futures). Non-U.S. equity and fixed income securities may include emerging market securities. High yield debt securities are those that are rated below investment grade, also known as "junk bonds", and are speculative in nature. Under normal circumstances, the Fund will invest indirectly in issuers economically tied to at least three different countries (including the U.S.).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

An Underlying Fund may seek to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves") advised by multiple sub-advisers, each of which may provide investment recommendations in the form of a model portfolio that is used to purchase and sell securities for the Underlying Fund. The sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity fund – Venerable World Equity Fund – and the following fixed income funds – Venerable Strategic Bond Fund and Venerable High Yield Fund.
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable US Large Cap Core Equity Fund and Venerable US Large Cap Strategic Equity Fund – and the following fixed income funds – Venerable Strategic Bond Fund and Venerable High Yield Fund. The Fund's

strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund's approximate target strategic asset allocation among the Underlying Funds is 60% equity and 40% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. equity securities (i.e., common stocks and preferred stocks of U.S. listed large capitalization companies) and U.S. and non-U.S. fixed income securities (i.e., high yield securities, bank loans, distressed securities, and investment grade securities including government securities, asset-back securities, and mortgage-backed securities) and derivatives (i.e., futures, options, and swaps including index futures, index swaps, interest rate swaps, credit default swaps, currency forwards, and U.S. Treasury futures). Non-U.S. fixed income securities may include emerging market securities. High yield debt securities are those that are rated below investment grade, also known as "junk bonds", and are speculative in nature.

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund, including changes to the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable US Large Cap Core Equity Fund and Venerable US Large Cap Strategic Equity Fund – and the following fixed income funds – Venerable Strategic Bond Fund and Venerable High Yield Fund.
Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable Large Cap Index Fund and Venerable International Index Fund – and the following fixed income funds – Venerable Bond Index Fund and Venerable Intermediate Corporate Bond Index Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund seeks returns consistent with an investment approach that balances risk and return. The Fund's approximate target strategic asset allocation among the Underlying Funds is 60% equity and 40% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., mid- and large capitalization companies listed in the U.S. and other developed markets) and U.S. fixed income securities (i.e., U.S. investment grade fixed income securities including U.S. Treasuries, corporate bonds, asset-back securities, and mortgage-backed securities) and derivatives (i.e., index futures contracts and spot and forward currency contracts).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable Large Cap Index Fund and Venerable International Index Fund – and the following fixed income funds – Venerable Bond Index Fund and Venerable Intermediate Corporate Bond Index Fund.
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity fund – Venerable World Equity Fund – and the following fixed income funds – Venerable High Yield Fund and Venerable Strategic Bond Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund seeks returns consistent with an investment approach that balances risk and return. The Fund's approximate target strategic asset allocation among the Underlying Funds is 60% equity and 40% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., common stocks, preferred stocks, warrants, rights, participation notes, convertible securities, and depositary receipts) and U.S. and non-U.S. fixed income securities (i.e., high yield securities, bank loans, distressed securities, and investment grade securities including government securities, asset-back securities, and mortgage-backed securities), and derivatives (i.e., futures, options, and swaps including index futures, interest rate swaps, credit default swaps, currency forwards, and U.S. Treasury futures). High yield debt securities are those that are rated below investment grade, also known as "junk bonds", and are speculative in nature. Non-U.S. equity and fixed income securities may include emerging market securities. Under normal circumstances, the Fund will invest indirectly in issuers economically tied to at least three different countries (including the U.S.).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

An Underlying Fund may seek to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves") advised by multiple sub-advisers, each of which may provide investment recommendations in the form of a model portfolio that is used to purchase and sell securities for the Underlying Fund. The sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity fund – Venerable World Equity Fund – and the following fixed income funds – Venerable High Yield Fund and Venerable Strategic Bond Fund.
Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable Large Cap Index Fund and Venerable International Index Fund – and the following fixed income fund – Venerable Intermediate Corporate Bond Index Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund's approximate target strategic asset allocation among the Underlying Funds is 75% equity and 25% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., mid- and large capitalization companies listed in the U.S. and other developed markets) and U.S. fixed income securities (i.e., U.S. investment grade corporate bonds) and derivatives (i.e., index futures contracts and spot and forward currency contracts).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable Large Cap Index Fund and Venerable International Index Fund – and the following fixed income fund – Venerable Intermediate Corporate Bond Index Fund.
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity fund – Venerable World Equity Fund – and the following fixed income funds – Venerable High Yield Fund and Venerable

Strategic Bond Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund's approximate target strategic asset allocation among the Underlying Funds is 75% equity and 25% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., common stocks, preferred stocks, warrants, rights, participation notes, convertible securities, and depositary receipts) and U.S. and non-U.S. fixed income securities (i.e., high yield securities, bank loans, distressed securities, and investment grade securities including government securities, asset-back securities, and mortgage-backed securities), and derivatives (i.e., futures, options, and swaps including index futures, interest rate swaps, credit default swaps, currency forwards, and U.S. Treasury futures). Non-U.S. equity and fixed income securities may include emerging market securities. High yield debt securities are those that are rated below investment grade, also known as "junk bonds", and are speculative in nature. Under normal circumstances, the Fund will invest indirectly in issuers economically tied to at least three different countries (including the U.S.).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

An Underlying Fund may seek to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves") advised by multiple sub-advisers, each of which may provide investment recommendations in the form of a model portfolio that is used to purchase and sell securities for the Underlying Fund. The sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity fund – Venerable World Equity Fund – and the following fixed income funds – Venerable High Yield Fund and Venerable Strategic Bond Fund. Strategic Bond Fund.
Venerable Government Money Market Fund | Venerable Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests at least 99.5% of the Fund's total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. In addition, under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in government securities and/or repurchase agreements that are fully collateralized by government securities. "Government securities" means any securities issued or guaranteed as to principal or interest by the U.S., or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund invests mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S.

Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which the Fund invests may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). The securities purchased by the Fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the SEC. The Fund may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

The Fund may not hold an investment with more than 397 days remaining to maturity and the Fund's average weighted maturity will not exceed 60 days (in each case after giving effect to applicable maturity-shortening features such as interest rate resets or demand features, as described below). In addition, the weighted average life (determined without reference to maturity-shortening features) of the Fund will not exceed 120 days. Short-term investments may have lower yields than longer-term investments. Some investments that are purchased for the Fund have an interest rate that changes based on a market interest rate and/or allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. The maturity of these obligations is measured using the relatively short period until the interest rate resets and/or payment could be demanded, as applicable. Because the interest rate on these investments can change, these investments are unlikely to be able to lock in favorable longer-term interest rates.

The Fund maintains certain minimum liquidity standards, including that the Fund may not purchase:

•  a security other than a security offering daily liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the Fund would have invested less than 25% of its total assets in securities offering daily liquidity;

•  may not purchase a security other than a security offering weekly liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the Fund would have invested less than 50% of its total assets in securities offering weekly liquidity (i.e., liquidity within five business days); and

•  may not purchase an illiquid security (a security that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to it by the Fund) if, immediately after purchase, the Fund would have invested more than 5% of its total assets in illiquid securities.

The Fund may purchase investments on a when-issued or delayed delivery basis.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the Sub-Adviser to be of equivalent quality.

Strategy Portfolio Concentration [Text]	The Fund invests at least 99.5% of the Fund's total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.